UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Maureen E. Kane
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:   10/31

Date of reporting period: 01/31/2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
COMMON STOCK - 96.8%
Consumer Discretionary - 13.9%
AUTOMOBILES - 2.2%
Ford Motor Co.*	263,100	$ 4,196,445
HOTELS, RESTAURANTS & LEISURE - 3.7%
Panera Bread Co. Class A*	23,600	2,255,216
Royal Caribbean Cruises Ltd.*	102,100	4,584,290
		6,839,506
INTERNET & CATALOG RETAIL - 1.0%
Amazon.com, Inc.*	11,350	1,925,414
MEDIA - 2.9%
CBS Corp. Class B	269,750	5,349,142
SPECIALTY RETAIL - 4.1%
O'Reilly Automotive, Inc.*	67,650	3,844,550
Tiffany & Co.	67,050	3,897,616
		7,742,166
		26,052,673
Consumer Staples - 1.6%
FOOD & STAPLES RETAILING - 1.6%
Costco Wholesale Corp.	41,600	2,988,544
Energy - 11.7%
ENERGY EQUIPMENT & SERVICES - 4.8%
Helmerich & Payne, Inc.	80,697	4,739,335
Schlumberger Ltd.	48,553	4,320,732
		9,060,067
OIL, GAS & CONSUMABLE FUELS - 6.9%
Apache Corp.	30,234	3,608,730
Chevron Corp.	52,600	4,993,318
Exxon Mobil Corp.	53,550	4,320,414
		12,922,462
		21,982,529
Financials - 8.4%
CAPITAL MARKETS - 1.4%
Och-Ziff Capital Management Group LLC	158,650	2,547,919
COMMERCIAL BANKS - 2.9%
CIT Group, Inc.*	112,750	5,377,048
DIVERSIFIED FINANCIAL SERVICES - 1.1%
JPMorgan Chase & Co.	46,850	2,105,439
INSURANCE - 3.0%
Berkshire Hathaway, Inc. Class A*	8	979,400

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
Financials (Continued)
INSURANCE (CONTINUED)
Prudential Financial, Inc.	76,750	$ 4,720,892
		5,700,292
		15,730,698
Health Care - 6.9%
BIOTECHNOLOGY - 2.7%
Alexion Pharmaceuticals, Inc.*	60,650	5,083,683
HEALTH CARE PROVIDERS & SERVICES - 4.2%
Cardinal Health, Inc.	96,700	4,014,017
Express Scripts, Inc.*	69,850	3,934,651
		7,948,668
		13,032,351
Industrials - 14.5%
AEROSPACE & DEFENSE - 1.9%
Goodrich Corp.	38,500	3,488,870
AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corp.	22,150	2,000,588
CONSTRUCTION & ENGINEERING - 2.7%
Chicago Bridge & Iron Co. NV*	154,350	5,076,572
MACHINERY - 5.8%
Deere & Co.	60,550	5,503,995
Illinois Tool Works, Inc.	38,450	2,056,690
Timken Co.	71,950	3,383,089
		10,943,774
ROAD & RAIL - 2.2%
CSX Corp.	58,100	4,101,860
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Fastenal Co.	25,900	1,503,754
		27,115,418
Information Technology - 32.6%
COMMUNICATIONS EQUIPMENT - 5.6%
Cisco Systems, Inc.*	247,000	5,224,050
QUALCOMM, Inc.	99,400	5,380,522
		10,604,572
COMPUTERS & PERIPHERALS - 7.5%
Apple, Inc.*	26,150	8,873,218

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
Information Technology (Continued)
COMPUTERS & PERIPHERALS (CONTINUED)
EMC Corp.*	206,350	$ 5,136,051
		14,009,269
INTERNET SOFTWARE & SERVICES - 2.7%
Google, Inc. Class A*	8,400	5,043,024
IT SERVICES - 7.4%
Cognizant Technology Solutions Corp. Class A*	68,300	4,982,485
MasterCard, Inc. Class A	15,550	3,677,730
Paychex, Inc.	161,550	5,169,600
		13,829,815
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Applied Materials, Inc.	336,950	5,286,746
SOFTWARE - 6.6%
Adobe Systems, Inc.*	158,200	5,228,510
Microsoft Corp.	70,790	1,962,653
Oracle Corp.	165,200	5,291,356
		12,482,519
		61,255,945
Materials - 4.9%
CHEMICALS - 4.9%
Air Products & Chemicals, Inc.	44,216	3,857,846
LyondellBasell Industries NV Class A*	146,700	5,272,398
		9,130,244
Telecommunication Services - 2.3%
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
NII Holdings, Inc.*	104,050	4,368,019
Total Investment in Common Stocks - 96.8%
(Identified cost, $138,505,494)		181,656,421
Short-Term Investment - 3.2%
(Identified Cost, $6,038,561)
State Street Institutional U.S. Government Money Market Fund	6,038,561	6,038,561
Total Investments - 100.0%
(Identified cost, $144,544,055) +		187,694,982
Liabilities in Excess of Other Assets – (0.0)%		(70,244)
Net Assets - 100%		$187,624,738

*	Non-income producing security

See notes to financial statements.

CENTURY FUNDS

CENTURY SHARES TRUST (CONTINUED)

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 43,469,115
Gross unrealized depreciation	(318,188)
Net unrealized appreciation	$ 43,150,927

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
Common Stock - 97.1%
Consumer Discretionary - 13.9%
DISTRIBUTORS - 1.9%
LKQ Corp.*	317,400	$ 7,668,384
HOTELS, RESTAURANTS & LEISURE - 2.1%
Panera Bread Co. Class A*	84,650	8,089,154
SPECIALTY RETAIL - 7.7%
DSW, Inc. Class A*	220,550	7,342,109
Lumber Liquidators Holdings, Inc.*	301,200	8,415,528
Monro Muffler Brake, Inc.	180,775	5,980,037
Rue21, Inc.*	21,100	622,450
West Marine, Inc.*	178,250	2,279,818
Williams-Sonoma, Inc.	171,650	5,527,130
		30,167,072
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
G-III Apparel Group Ltd.*	250,000	8,722,500
		54,647,110
Consumer Staples - 1.7%
FOOD & STAPLES RETAILING - 1.7%
BJ's Wholesale Club, Inc.*	151,150	6,641,531
Energy - 4.5%
ENERGY EQUIPMENT & SERVICES - 2.4%
Basic Energy Services, Inc.*	176,850	3,229,281
Core Laboratories NV	70,250	6,411,015
		9,640,296
OIL, GAS & CONSUMABLE FUELS - 2.1%
Berry Petroleum Co. Class A	175,450	8,188,252
		17,828,548
Financials - 7.6%
CAPITAL MARKETS - 4.0%
Cohen & Steers, Inc.	230,900	6,536,779
Evercore Partners, Inc. Class A	207,150	6,690,945
HFF, Inc. Class A*	181,400	2,287,454
		15,515,178
COMMERCIAL BANKS - 3.6%
PrivateBancorp, Inc.	528,450	8,122,276

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
Financials (Continued)
COMMERCIAL BANKS (CONTINUED)
Signature Bank*	116,200	$ 6,070,288
		14,192,564
		29,707,742
Health Care - 20.6%
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
NxStage Medical, Inc.*	294,700	7,084,588
HEALTH CARE PROVIDERS & SERVICES - 8.7%
Bio-Reference Labs, Inc.*	368,600	8,510,974
Brookdale Senior Living, Inc.*	468,250	10,231,262
Healthspring, Inc.*	303,200	9,214,248
IPC The Hospitalist Co., Inc.*	170,350	6,325,096
		34,281,580
HEALTH CARE TECHNOLOGY - 3.9%
Quality Systems, Inc.	95,600	7,632,704
SXC Health Solutions Corp.*	156,200	7,514,782
		15,147,486
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Bruker Corp.*	603,400	10,559,500
PHARMACEUTICALS - 3.5%
Jazz Pharmaceuticals, Inc.*	234,250	5,237,830
Par Pharmaceutical Cos., Inc.*	232,200	8,294,184
		13,532,014
		80,605,168
Industrials - 20.1%
AEROSPACE & DEFENSE - 2.3%
Ladish Co., Inc.*	168,250	9,008,105
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Interface, Inc. Class A	348,400	5,661,500
ELECTRICAL EQUIPMENT - 7.2%
General Cable Corp.*	189,800	7,024,498
II-VI, Inc.*	186,050	9,187,149
Polypore International, Inc.*	111,650	5,375,948
Woodward Governor Co.	197,850	6,672,491
		28,260,086
MACHINERY - 2.7%
Chart Industries, Inc.*	96,750	3,513,960
Sun Hydraulics Corp.	60,981	2,273,372

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
Industrials (Continued)
MACHINERY (CONTINUED)
Titan International, Inc.	261,250	$ 4,963,750
		10,751,082
PROFESSIONAL SERVICES - 2.1%
Kforce, Inc.*	460,740	8,238,031
TRADING COMPANIES & DISTRIBUTORS - 4.3%
Applied Industrial Technologies, Inc.	209,950	6,647,017
CAI International, Inc.*	533,750	10,162,600
		16,809,617
		78,728,421
Information Technology - 24.0%
COMMUNICATIONS EQUIPMENT - 2.3%
Acme Packet, Inc.*	73,300	3,942,074
Radware Ltd.*	130,850	4,884,631
		8,826,705
INTERNET SOFTWARE & SERVICES - 7.5%
j2 Global Communications, Inc.*	398,150	10,988,940
LivePerson, Inc.*	599,300	6,574,321
LoopNet, Inc.*	424,050	4,354,993
RightNow Technologies, Inc.*	292,400	7,581,932
		29,500,186
IT SERVICES - 3.9%
HiSoft Technology International Ltd. ADR*	131,500	3,960,780
Online Resources Corp.*	793,200	5,330,304
Sapient Corp.	503,600	6,018,020
		15,309,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Hittite Microwave Corp.*	115,550	6,907,579
Power Integrations, Inc.	124,250	4,588,552
		11,496,131
SOFTWARE - 7.4%
CommVault Systems, Inc.*	137,600	4,250,464
Informatica Corp.*	163,650	7,593,360
MICROS Systems, Inc.*	69,100	3,160,634
Pegasystems, Inc.	139,150	4,756,147
Solarwinds, Inc.*	335,800	6,346,620

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
		SHARES	VALUE
Information Technology (Continued)
SOFTWARE (CONTINUED)
Websense, Inc.*		139,700	$ 2,676,652
			28,783,877
			93,916,003
Materials - 4.7%
CHEMICALS - 2.8%
Balchem Corp.		194,500	6,544,925
STR Holdings, Inc.*		233,950	4,276,606
			10,821,531
METALS & MINING - 1.9%
Schnitzer Steel Industries, Inc. Class A		124,550	7,684,735
			18,506,266
Total Investment in Common Stocks - 97.1%
(Identified cost, $271,658,702)			380,580,789
Short-Term Investment - 2.7%
(Identified Cost, $10,449,264)
State Street Institutional U.S. Government Money Market Fund		10,449,264	10,449,264
Total Investments - 99.8%
(Identified cost, $282,107,966) +			391,030,053
Other Assets in Excess of Liabilities - 0.2%			951,476
Net Assets - 100%			$391,981,529
*	Non-income producing security
ADR -	American Depositary Receipt
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 111,085,974
Gross unrealized depreciation	(2,163,887)
Net unrealized appreciation	$ 108,922,087

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)
	SHARES	VALUE
Common Stock - 89.6%
Consumer Discretionary - 13.0%
HOTELS, RESTAURANTS & LEISURE - 4.0%
InterContinental Hotels Group PLC ADR	3,750	$ 79,912
Panera Bread Co. Class A*	700	66,892
		146,804
HOUSEHOLD DURABLES - 1.8%
Tempur-Pedic International, Inc.*	1,500	65,460
INTERNET & CATALOG RETAIL - 0.9%
Netflix, Inc.*	150	32,112
SPECIALTY RETAIL - 3.4%
DSW, Inc. Class A*	1,800	59,922
Urban Outfitters, Inc.*	1,850	62,567
		122,489
TEXTILES, APPAREL & LUXURY GOODS - 2.9%
Crocs, Inc.*	4,250	69,658
lululemon Athletica, Inc.*	500	34,340
		103,998
		470,863
Consumer Staples - 1.7%
FOOD PRODUCTS - 1.7%
Diamond Foods, Inc.	1,250	62,213

Energy - 8.3%
ENERGY EQUIPMENT & SERVICES - 4.2%
Dril-Quip, Inc.*	900	69,408
ION Geophysical Corp.*	8,650	82,261
		151,669
OIL, GAS & CONSUMABLE FUELS - 4.1%
Berry Petroleum Co. Class A	1,550	72,339

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)

	SHARES	VALUE
Energy (Continued)
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
Whiting Petroleum Corp.*	600	$ 75,768
		148,107
		299,776
Financials - 3.8%
COMMERCIAL BANKS - 1.8%
SVB Financial Group*	1,250	65,588
DIVERSIFIED FINANCIAL SERVICES - 2.0%
Moody's Corp.	2,500	73,425
		139,013
Health Care - 13.8%
BIOTECHNOLOGY - 4.0%
Alexion Pharmaceuticals, Inc.*	900	75,438
United Therapeutics Corp.*	1,000	67,980
		143,418
HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
Cyberonics, Inc.*	2,350	76,962
Edwards Lifesciences Corp.*	400	33,716
Hill-Rom Holdings, Inc.	1,600	64,752
Sirona Dental Systems, Inc.*	750	32,858
The Cooper Cos., Inc.	600	34,404
		242,692
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Catalyst Health Solutions, Inc.*	1,200	52,080
PHARMACEUTICALS - 1.7%
Par Pharmaceutical Cos., Inc.*	1,750	62,510
		500,700
Industrials - 20.1%
AEROSPACE & DEFENSE - 1.9%
BE Aerospace, Inc.*	1,800	69,642
COMMERCIAL SERVICES & SUPPLIES - 4.3%
Avery Dennison Corp.	1,650	69,448
Interface, Inc. Class A	2,450	39,813
Steelcase, Inc. Class A	4,650	47,523
		156,784
ELECTRICAL EQUIPMENT - 4.5%
Roper Industries, Inc.	900	69,921

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)

	SHARES	VALUE
Industrials (Continued)
ELECTRICAL EQUIPMENT (CONTINUED)
Sensata Technologies Holding NV*	2,900	$ 91,379
		161,300
MACHINERY - 5.7%
AGCO Corp.*	1,450	73,515
Briggs & Stratton Corp.	3,250	64,902
Kennametal, Inc.	1,650	66,990
		205,407
PROFESSIONAL SERVICES - 1.8%
TrueBlue, Inc.*	3,800	64,828
ROAD & RAIL - 1.9%
Kansas City Southern*	1,400	69,972
		727,933
Information Technology - 21.7%
COMMUNICATIONS EQUIPMENT - 2.9%
F5 Networks, Inc.*	300	32,514
Finisar Corp.*	2,200	73,260
		105,774
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.3%
Cognex Corp.	2,300	72,082
Itron, Inc.*	850	49,317
National Instruments Corp.	800	33,848
Rofin-Sinar Technologies, Inc.*	1,900	74,290
		229,537
INTERNET SOFTWARE & SERVICES - 1.8%
Constant Contact, Inc.*	2,250	62,978
IT SERVICES - 1.9%
Syntel, Inc.	1,200	66,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Cavium Networks, Inc.*	850	33,609
Power Integrations, Inc.	1,650	60,934
		94,543
SOFTWARE - 6.2%
ANSYS, Inc.*	1,350	70,807
Pegasystems, Inc.	950	32,471
Solarwinds, Inc.*	3,600	68,040

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2011 (UNAUDITED)

		SHARES	VALUE
Information Technology (Continued)
SOFTWARE (CONTINUED)
VanceInfo Technologies, Inc. ADR*		1,550	$ 54,095
			225,413
			785,169
Materials - 5.3%
CHEMICALS - 3.2%
Intrepid Potash, Inc.*		1,900	68,666
STR Holdings, Inc.*		2,650	48,442
			117,108
METALS & MINING - 2.1%
Stillwater Mining Co.*		3,400	73,712
			190,820
Telecommunication Services - 1.9%
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
NII Holdings, Inc.*		1,600	67,168
Total Investment in Common Stocks - 89.6%
(Identified cost, $3,209,555)			3,243,655
Short-Term Investment - 11.2%
(Identified Cost, $408,036)
State Street Institutional U.S. Government Money Market Fund		408,036	408,036
Total Investments - 100.8%
(Identified cost, $3,617,591) +			3,651,691
Liabilities in Excess of Other Assets - -0.8%			(30,552)
Net Assets - 100%			$ 3,621,139
*	Non-income producing security
ADR -	American Depositary Receipt
+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 95,604
Gross unrealized depreciation	(61,504)
Net unrealized appreciation	$ 34,100

See notes to financial statements.

CENTURY FUNDS

Note 1. Security Valuations

Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service.  If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, market value is generally determined using closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Century Shares Trust
Common Stock*	$181,656,421	$—	$—	$181,656,421
Money Market Fund	6,038,561	—	—	6,038,561

Total Investments	$187,694,982	$—	$—	$187,694,982

Century Small Cap Select Fund
Common Stock*	$380,580,789	$—	$—	$380,580,789
Money Market Fund	10,449,264	—	—	10,449,264

Total Investments	$391,030,053	$—	$—	$391,030,053

Century Growth Opportunities Fund
Common Stock*	$3,243,655	$—	$—	$3,243,655
Money Market Fund	408,036	—	—	408,036

Total Investments	$3,651,691	$—	$—	$3,651,691

* At January 31, 2011 the Funds held investments in common stocks classified as Level 1, with the corresponding major categories as shown on each Fund’s Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                 /s/ Alexander L. Thorndike
                    --------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:           March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:              /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Principal Executive Officer

Date:           March 23, 2011

By:              /s/ Julie Smith
                    -----------------------------------------
                    Julie Smith
                    Principal Financial Officer

Date:           March 23, 2011

 EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)